CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Summary of Parent Company Balance Sheet

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	21,752	4,843	663
Restricted cash	171	—	—
Prepayments and other assets	30,456	31,216	4,278
Amounts due from subsidiaries (other than WFOE)*	1,834,723	—	—
Amounts due from WFOE	100,000	—	—
Total current assets	1,987,102	36,059	4,941
Non-current assets:
Investments in subsidiaries	6,019,179	6,064,318	830,808
Total non-current assets	6,019,179	6,064,318	830,808
Total assets	8,006,281	6,100,377	835,749
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other liabilities	916,574	837,703	114,765
Income tax payable	2,835	2,902	398
Amounts due to WFOE	5,377	5,457	748
Amounts due to VIEs and VIEs’ subsidiaries	38,610	86,275	11,819
Total current liabilities	963,396	932,337	127,730
Other liabilities	152,733	—	—
Total non-current liabilities	152,733	—	—
Total liabilities	1,116,129	932,337	127,730
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 and 40,000,000,000 shares authorized, 3,805,284,801 and 3,805,284,801 shares issued, 3,562,097,466 and 3,687,690,772 shares outstanding as of December 31, 2023 and 2024, respectively)	25,443	25,689	3,519
Treasury shares	(208,385)	(105,478)	(14,450)
Additional paid-in capital	18,811,028	18,940,885	2,594,891
Accumulated deficit	(12,293,276)	(14,259,956)	(1,953,606)
Accumulated other comprehensive income	555,342	566,900	77,665
Total Kingsoft Cloud Holdings Limited shareholders’ equity	6,890,152	5,168,040	708,019
Total liabilities and shareholders’ equity	8,006,281	6,100,377	835,749

Summary of Parent Company Income Statement

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(148,392)	(36,736)	(25,975)	(3,559)
Total operating expenses	(148,392)	(36,736)	(25,975)	(3,559)
Operating loss
Interest income	12,430	3,830	861	118
Interest expense	—	(28,339)	(31,048)	(4,254)
Foreign exchange (loss) gain	(39,426)	8,078	(2,592)	(355)
Other income, net	10,372	12,683	4,070	558
Other loss, net	(37,764)	(14,433)	—	—
Share of (losses) income of subsidiaries	(264,260)	62,514	1,072	148
Contractual interests in VIEs and VIEs’ subsidiaries**	(2,190,364)	(2,183,913)	(1,913,044)	(262,085)
Loss before income taxes	(2,657,404)	(2,176,316)	(1,966,656)	(269,429)
Income tax expense	(780)	(24)	(24)	(3)
Net loss	(2,658,184)	(2,176,340)	(1,966,680)	(269,432)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	660,956	102,268	11,558	1,583
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(1,997,228)	(2,074,072)	(1,955,122)	(267,849)
*

Majority of amounts due from the Company’s subsidiaries were ultimately provided to the VIEs and their subsidiaries by the Company’s subsidiaries. Except for the Company’s investments in Camelot Technology, the carrying amounts of investments in subsidiaries and the VIEs were reduced to zero by the Company’s share of contractual interests in cumulative losses as of December 31, 2023 and 2024, and the carrying amounts of “amounts due from subsidiaries” were further adjusted.

**	It represents the primary beneficiary’s share of losses generated from the VIEs and their subsidiaries.

Summary of Parent Company Cash Flow

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(40,310)	(66,851)	(82,174)	(11,258)
Net cash generated from investing activities	358,010	609,277	243,994	33,427
Net cash used in financing activities	(215,923)	(681,660)	(213,174)	(29,205)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(1,427)	(8,586)	34,274	4,696
Net increase (decrease) in cash, cash equivalents, and restricted cash	100,350	(147,820)	(17,080)	(2,340)
Cash, cash equivalents, and restricted cash at the beginning of the year	69,393	169,743	21,923	3,003
Cash, cash equivalents, and restricted cash at the end of the year	169,743	21,923	4,843	663